REINSURANCE AGREEMENTS - NARRATIVE (Details) - USD ($) $ in Millions	12 Months Ended			28 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2008	Jan. 01, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance, share agreement, quota, percentage					50.00%
Premiums assumed	$ 1.7	$ 1.2	$ 2.4
Variable Universal Term Life Insurance Single Life
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Maximum amount of mortality risk retained	4.0
Variable Universal Term Life Insurance Second To Die Life
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Maximum amount of mortality risk retained	6.0
Equitable Financial Life Insurance Company | Variable Universal Term Life Insurance Single Life
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded policyholders' account balances	20.0
Equitable Financial Life Insurance Company | Variable Universal Term Life Insurance Second To Die Life
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded policyholders' account balances	25.0
EQ AZ
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance, quota, percentage				90.00%
Quota Share Arrangement | Affiliated Entity
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Premiums assumed	1.7	1.2	2.4
Benefits assumed	$ 0.7	$ 0.4	$ 2.1